Restructuring and Other Charges - Restructuring Charges By Segment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Restructuring Cost and Reserve [Line Items]
Restructuring Charges	$ 11,872	$ 57,015	$ 15,241
Severance
Restructuring Cost and Reserve [Line Items]
Restructuring Charges	11,872	53,887	14,885
Severance | North America
Restructuring Cost and Reserve [Line Items]
Restructuring Charges	4,358	46,582	10,773
Severance | Asia Pacific
Restructuring Cost and Reserve [Line Items]
Restructuring Charges	434	1,986	326
Severance | EMEA
Restructuring Cost and Reserve [Line Items]
Restructuring Charges	511	1,231	(276)
Severance | Latin America
Restructuring Cost and Reserve [Line Items]
Restructuring Charges	6,569	4,088	4,062
Other
Restructuring Cost and Reserve [Line Items]
Restructuring Charges	0	3,128	356
Other | North America
Restructuring Cost and Reserve [Line Items]
Restructuring Charges	0	1,988	0
Other | Asia Pacific
Restructuring Cost and Reserve [Line Items]
Restructuring Charges	0	573	(20)
Other | EMEA
Restructuring Cost and Reserve [Line Items]
Restructuring Charges	$ 0	$ 567	$ 376